Advance from Customers (Details) - Schedule of Advance from Customers - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Advance from Customers (Details) - Schedule of Advance from Customers [Line Items]
Advance from customers total	$ 501,890	$ 2,123,540
Senior care services [Member]
Advance from Customers (Details) - Schedule of Advance from Customers [Line Items]
Advance from customers total	230,520	1,805,609
Housekeeping services [Member]
Advance from Customers (Details) - Schedule of Advance from Customers [Line Items]
Advance from customers total	$ 271,370	$ 317,931